Schedule of Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Federal statutory income tax rate	21.00%	21.00%
State income taxes
Change in valuation allowance	(21.00%)	(21.00%)
Net effective income tax rate